Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)		Class A Common Stock	Class B Common Stock		Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020			$ 633		$ 24,367	$ (1,421)	$ 23,579
Balance (in Shares) at Dec. 31, 2020			6,325,000	[1]
Sale of Class A common stock to Sponsor in private placement		$ 54			5,224,095		5,224,149
Sale of Class A common stock to Sponsor in private placement (in Shares)		540,000
Forfeiture of Class B common stock by Sponsor at $0.0001 par value			$ (8)		8
Forfeiture of Class B common stock by Sponsor at $0.0001 par value (in Shares)			(75,000)	[2]
Accretion of redeemable shares of Class A common stock to redemption value					(5,248,470)	(7,790,102)	(13,038,572)
Stock-based compensation					146,555		146,555
Net income (loss)						(1,707,845)	(1,707,845)
Balance at Dec. 31, 2021		$ 54	$ 625		146,555	(9,499,368)	(9,352,134)
Balance (in Shares) at Dec. 31, 2021		540,000	6,250,000
Accretion of redeemable shares of Class A common stock to redemption value					(195,966)	(4,228,049)	(4,424,015)
Stock-based compensation					49,411		49,411
Net income (loss)						3,412,413	3,412,413
Balance at Mar. 31, 2022		$ 54	$ 625			(10,315,004)	(10,314,325)
Balance (in Shares) at Mar. 31, 2022		540,000	6,250,000
Balance at Dec. 31, 2021		$ 54	$ 625		146,555	(9,499,368)	(9,352,134)
Balance (in Shares) at Dec. 31, 2021		540,000	6,250,000
Accretion of redeemable shares of Class A common stock to redemption value					(195,966)	(5,204,882)	(5,400,848)
Stock-based compensation					49,411		49,411
Sponsor loans extinguishment					694,592		694,592
Net income (loss)						2,393,519	2,393,519
Balance at Dec. 31, 2022		$ 54	$ 625		694,592	(12,310,731)	(11,615,460)
Balance (in Shares) at Dec. 31, 2022		540,000	6,250,000
Share conversion	[3]	$ 500	$ (500)
Share conversion (in Shares)	[3]	5,000,000	(5,000,000)
Accretion of redeemable shares of Class A common stock to redemption value					(242,210)		(242,210)
Net income (loss)						(1,593,525)	(1,593,525)
Balance at Mar. 31, 2023		$ 554	$ 125		$ 452,382	$ (13,904,256)	$ (13,451,195)
Balance (in Shares) at Mar. 31, 2023		5,540,000	1,250,000				733,400

[1]	On March 6, 2023, the Company issued 5,000,000 shares of nonredeemable Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (see Note 6).
[2]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).
[3]	This number includes up to 825,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. This number was retroactively adjusted in 2021 to reflect the recapitalization of the Company in the form of a 1.1-for-1 stock split (see Note 6).